SCHEDULE I - ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)		12 Months Ended
	Oct. 02, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income (loss)		$ (47,366,729)	$ (36,846,061)	$ 10,147,465
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation		5,337,041	3,662,485	2,359,471
Changes in assets and liabilities
Accounts receivable		524,312	(7,868,673)	(12,578,516)
Accrued expenses and other current liabilities		3,622,072	3,234,779	430,326
Other non-current liabilities		(154,719)	(282,263)	892,551
Net cash used in operating activities		(851,758)	(15,664,279)	23,106,005
Investing activities:
Net cash (used in) provided by investing activities		(2,644,295)	(5,330,927)	(3,655,042)
Financing activities:
Proceeds from IPO	$ 45,100,000			48,546,000
Cash paid to settle vested options and RSUs		823,226
Proceeds from issuance of ordinary shares upon exercise of share options		304,259	326,503
Net cash (used in) provided by financing activities		(8,500,234)	(3,796,484)	40,169,171
Net increase (decrease) in cash, cash equivalents, and restricted cash		(11,996,287)	(24,791,690)	59,620,134
Cash, cash equivalents, and restricted cash at beginning of year		59,966,031	84,859,915	27,026,240
Cash, cash equivalents, and restricted cash at end of year		49,622,714	59,966,031	84,859,915
Parent company | Reportable legal entities
Cash flows from operating activities:
Net income (loss)		(47,366,729)	(36,846,061)	10,147,465
Equity in (income) loss of subsidiaries, VIEs and VIEs' subsidiaries		41,349,114	33,351,286	(12,435,637)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation		5,337,041	3,662,485	2,359,471
Changes in assets and liabilities
Accounts receivable			7,222	(1,251)
Accrued expenses and other current liabilities		(5,371)	(21,670)	163,305
Other receivables, deposits and other assets		21,858	(18,427)	(3,432)
Other non-current liabilities		(112,489)	(9,066)	604,630
Net cash used in operating activities		(776,576)	125,769	834,551
Investing activities:
Investment in subsidiaries				19,890,000
Advances to subsidiaries and VIEs		(16,000,000)	(5,400,000)	(54,418,121)
Repayment of advances to subsidiary		25,900,160	8,000,000
Net cash (used in) provided by investing activities		9,900,160	2,600,000	(34,528,121)
Financing activities:
Proceeds from IPO				48,546,000
Cash paid for deferred issuance costs			(809,952)	(2,615,726)
Cash paid to settle vested options and RSUs		(823,226)
Proceeds from issuance of ordinary shares upon exercise of share options		304,259	326,503
Payment of share repurchase		(9,480,179)	(12,283,426)	(2,499,167)
Net cash (used in) provided by financing activities		(9,999,146)	(12,766,875)	43,431,107
Net increase (decrease) in cash, cash equivalents, and restricted cash		(875,562)	(10,041,106)	9,737,537
Cash, cash equivalents, and restricted cash at beginning of year		1,003,567	11,044,673	1,307,136
Cash, cash equivalents, and restricted cash at end of year		$ 128,005	$ 1,003,567	$ 11,044,673